Interim Consolidated Statements of Cash Flows - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
OPERATING ACTIVITIES
Net Profit (Loss) for the Period	$ (85,572)	$ (246,472)	$ (650,672)	$ (346,873)
Non-Cash Items
Unrealized foreign exchange (gains) losses	(15,508)	(7,827)	5,671	(29,139)
Realized foreign exchange (gains) losses on conversion of Promissory Notes	75,060	0	75,060	0
Gain on settlement of debt	0	0	0	(514)
Amortization of prepaid expenses	14,114	0	12,026	3,999
Issuance of promissory note for consulting services	0	37,692	0	37,692
Common stock issued for consulting services	0	21,895	7,373	21,895
Conversion fees and interest accrued on convertible promissory notes	(19,947)	0	67,133	0
Accounts receivable	0	0	153,377	(945)
Prepaid expenses	(8,659)	(60,248)	14,066	(96,140)
GST payable (recoverable)	(1,700)	(2,938)	(6,214)	(4,176)
Liabilities to customers	0	0	(190,562)	0
Accounts payable and accrued liabilities	38,385	(23,514)	87,142	(146,291)
Cash flows provided by (used in) operating activities	(3,827)	(281,412)	425,600	(560,492)
FINANCING ACTIVITIES
Promissory notes repaid	(31,715)	0	(31,715)	(132,582)
Proceeds received on issuance of promissory notes	71,134	295,631	443,597	596,687
Cash flows provided by (used in) financing activities	39,419	295,631	(411,882)	464,105
NET (DECREASE) INCREASE IN CASH	35,592	14,220	13,718	96,387
Cash (bank indebtedness), beginning of the period	445,133	2,882	494,443	114,489
CASH, END OF THE PERIOD	$ 480,725	$ 18,102	$ 480,725	$ 18,102